Financial Instruments - Schedule of Age of Trade Receivables that are Past Due but not Impaired and Analysis of Impairment Analysis (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 626,908	¥ 716,124
Impairment loss allowance	(9,390)	(8,637)
Net carrying amount	¥ 617,518	¥ 707,487
Weighted average loss rate (%)	1.50%	1.20%
Current
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 569,289	¥ 643,819
Impairment loss allowance	(3,274)	(1,336)
Net carrying amount	¥ 566,015	¥ 642,483
Weighted average loss rate (%)	0.60%	0.20%
Within 30 days
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 19,369	¥ 17,632
Impairment loss allowance	(23)	(20)
Net carrying amount	¥ 19,346	¥ 17,612
Weighted average loss rate (%)	0.10%	0.10%
Over 30 days but within 60 days
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 5,972	¥ 12,017
Impairment loss allowance	(88)	(11)
Net carrying amount	¥ 5,884	¥ 12,006
Weighted average loss rate (%)	1.50%	0.10%
Over 60 days but within 90 days
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 3,670	¥ 6,214
Impairment loss allowance	(50)	(120)
Net carrying amount	¥ 3,620	¥ 6,094
Weighted average loss rate (%)	1.40%	1.90%
Over 90 days but within one year
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 14,391	¥ 16,762
Impairment loss allowance	(963)	(646)
Net carrying amount	¥ 13,428	¥ 16,116
Weighted average loss rate (%)	6.70%	3.90%
Over one year
Disclosure of maturity analysis of assets [Line Items]
Gross carrying amount	¥ 14,217	¥ 19,680
Impairment loss allowance	(4,993)	(6,504)
Net carrying amount	¥ 9,224	¥ 13,176
Weighted average loss rate (%)	35.10%	33.00%